FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurement [Abstract]
Disclosure of financial assets
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2020:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$867	$867
Accounts receivable and other	—	—	2,031	2,031
Financial assets (current and non-current)(1)	523	36	322	881
Marketable securities	323	203	—	526
Total	$846	$239	$3,220	$4,305

Financial liabilities
Corporate borrowings	$—	$—	$3,158	$3,158
Non-recourse borrowings (current and non-current)	—	—	20,020	20,020
Accounts payable and other	—	—	6,548	6,548
Financial liabilities (current and non-current)(1)	931	—	2,443	3,374
Preferred shares(2)	—	—	20	20
Total	$931	$—	$32,189	$33,120

(1)Derivative instruments which are elected for hedge accounting totaling $373 million are included in financial assets and $572 million of derivative instruments are included in financial liabilities.
(2)    $20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2019:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$827	$827
Accounts receivable and other	—	—	1,909	1,909
Financial assets (current and non-current)(1)	893	16	144	1,053
Marketable securities	69	73	—	142
Total	$962	$89	$2,880	$3,931

Financial liabilities
Corporate borrowings	$—	$—	$2,475	$2,475
Non-recourse borrowings (current and non-current)	—	—	18,544	18,544
Accounts payable and other	—	—	3,676	3,676
Financial liabilities (current and non-current)(1)	490	—	1,683	2,173
Preferred shares(2)	—	—	20	20
Total	$490	$—	$26,398	$26,888

(1)Derivative instruments which are elected for hedge accounting totaling $694 million are included in financial assets and $285 million of derivative instruments are included in financial liabilities.
(2)$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.

Disclosure of financial liabilities
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2020:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$867	$867
Accounts receivable and other	—	—	2,031	2,031
Financial assets (current and non-current)(1)	523	36	322	881
Marketable securities	323	203	—	526
Total	$846	$239	$3,220	$4,305

Financial liabilities
Corporate borrowings	$—	$—	$3,158	$3,158
Non-recourse borrowings (current and non-current)	—	—	20,020	20,020
Accounts payable and other	—	—	6,548	6,548
Financial liabilities (current and non-current)(1)	931	—	2,443	3,374
Preferred shares(2)	—	—	20	20
Total	$931	$—	$32,189	$33,120

(1)Derivative instruments which are elected for hedge accounting totaling $373 million are included in financial assets and $572 million of derivative instruments are included in financial liabilities.
(2)    $20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2019:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$827	$827
Accounts receivable and other	—	—	1,909	1,909
Financial assets (current and non-current)(1)	893	16	144	1,053
Marketable securities	69	73	—	142
Total	$962	$89	$2,880	$3,931

Financial liabilities
Corporate borrowings	$—	$—	$2,475	$2,475
Non-recourse borrowings (current and non-current)	—	—	18,544	18,544
Accounts payable and other	—	—	3,676	3,676
Financial liabilities (current and non-current)(1)	490	—	1,683	2,173
Preferred shares(2)	—	—	20	20
Total	$490	$—	$26,398	$26,888

(1)Derivative instruments which are elected for hedge accounting totaling $694 million are included in financial assets and $285 million of derivative instruments are included in financial liabilities.
(2)$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.

Carrying and fair values of financial assets
The following table provides the carrying values and fair values of financial instruments as at December 31, 2020 and December 31, 2019:

	Dec. 31, 2020		Dec. 31, 2019
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$867	$867	$827	$827
Accounts receivable and other	2,031	2,031	1,909	1,909
Financial assets (current and non-current)	881	881	1,053	1,053
Marketable securities	526	526	142	142
Total	$4,305	$4,305	$3,931	$3,931
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	Dec. 31, 2020	Dec. 31, 2019
Marketable securities	Level 1(1)	$526	$142
Foreign currency forward contracts	Level 2(2)
Financial asset		$115	$140
Financial liability		251	97
Interest rate swaps & other	Level 2(2)
Financial asset		$438	$765
Financial liability		561	311
Other contracts	Level 3(3)
Financial asset		$6	$4
Financial liability		119	82

(1)Valuation technique: Quoted bid prices in an active market.
(2)Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.
(3)Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and discount rates.

Carrying and fair values of financial liabilities

	Dec. 31, 2020		Dec. 31, 2019
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial liabilities
Corporate borrowings(1)	$3,158	$3,350	$2,475	$2,507
Non-recourse borrowings(2)	20,020	20,328	18,544	18,891
Accounts payable and other	6,548	6,548	3,676	3,676
Preferred shares(3)	20	20	20	20
Financial liabilities (current and non-current)	3,374	3,374	2,173	2,173
Total	$33,120	$33,620	$26,888	$27,267

(1)Corporate borrowings are classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.
(2)Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at our U.K. port operation and margin loans associated with certain financial assets, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
(3)$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	Dec. 31, 2020	Dec. 31, 2019
Marketable securities	Level 1(1)	$526	$142
Foreign currency forward contracts	Level 2(2)
Financial asset		$115	$140
Financial liability		251	97
Interest rate swaps & other	Level 2(2)
Financial asset		$438	$765
Financial liability		561	311
Other contracts	Level 3(3)
Financial asset		$6	$4
Financial liability		119	82

(1)Valuation technique: Quoted bid prices in an active market.
(2)Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.
(3)Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and discount rates.